Components of Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research and development expenses
Share-based compensation expense	$ 2,378	$ 3,826	$ 2,559
Research and development expenses	15,432	12,920	12,945
General and administrative expenses
Depreciation - right-of-use assets	299	322
General and administrative expenses	11,492	13,315	12,514
Research and development expenses
Research and development expenses
Clinical trial expenses	4,970	3,205	3,055
Manufacturing & related process development expenses	2,148	1,547	3,384
Intellectual property expenses	544	618	907
Translational science expenses	264	673	318
Personnel-related expenses	6,023	4,754	4,135
Share-based compensation expense	1,371	2,087	1,043
Other expenses	112	36	103
General and administrative expenses
Employee compensation and benefits expense	5,983	4,645	3,775
General and administrative expenses
Research and development expenses
Share-based compensation expense	1,007	1,739	1,516
General and administrative expenses
Public company-related expenses	6,790	8,161	7,432
Office expenses	3,303	2,963	3,120
Depreciation - property and equipment	93	130	89
Depreciation - right-of-use assets	299	322	357
Employee compensation and benefits expense	$ 2,870	$ 2,542	$ 2,635